FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 		June 30, 2000

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
					         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-  7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


					    Cleveland,  Ohio		May 12, 2000
		[Signature]		        [City, State]	     	Date

Report Typle [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: 	December 31, 1999


	a.	Other Included Managers 	      0

	b.	Information Table Entry Total	     49

	c.	Information Table Value Total	$ 459,045

		List of Other Included Managers	    None












FORM 13 F
(SEC USE ONLY)

Quarter Ending June, 2000    Name of Reporting Manager     First
Fiduciary Investment Counsel, Inc.
                                                 Fair MarkeShares
oInvestment Discretion         Voting Authority (Share
                                Title of             Value Principal
Shared a Shared
Name of Issuer                   Class  CUSIP #  (thousands Amount  Sole
Defined  Other  Managers  Sole  Shared   None

ALBERTSONS                      common  013104104    10,452 314,350
AT&T                            common  001957109     4,291 135,675
AUTOMATIC DATA PROC             common  053015103       214   4,000
CARPENTER TECHNOLOGY            common  144285103     6,436 304,656
CARRINGTON LABS                 common  144525102        38  17,400
CINERGY                         common  172474108     4,813 189,222
CROWN CORK & SEAL               common  228255105    19,175 1,278,350
CUMMINS ENGINE                  common  231021106     7,471 274,150
EMERSON ELECTRIC                common  291011104     6,293 104,226
ENGELHARD                       common  292845104    17,880 1,047,895
EXXON MOBIL                     common  30231G102     4,581  58,362
FIRST UNION                     common  337358105    14,355 578,550
FLOWERS INDUSTRIES              common  343496105    11,083 555,900
FOSTER WHEELER                  common  350244109    15,929 1,846,875
GENCORP                         common  368682100    12,035 1,504,325
GENERAL ELECTRIC                common  369604103       366    6,903
GENERAL MILLS                   common  370334104     4,465 116,730
GENERAL MOTORS                  common  370442105     4,797  82,715
GENUINE PARTS                   common  372460105    15,876 793,777
GOODRICH(B.F.)                  common  382388106    27,042 793,900
HERCULES                        common  427056106    18,583 1,321,450
HOSPITALITY PROPERTY            common  44106M102    13,944 618,000
INT'L BUSSINESS MACH            common  459200101       340   3,100
INT'L PAPER                     common  460146103     9,651 323,732
KEYCORP                         common  493267108     2,607 147,893
KEYSPAN                         common  49337W100       590  19,176
KIMBERLY-CLARK                  common  494368103     6,968 121,452
LUBRIZOL                        common  549271104    19.003 904,885
MARSH & MCLENNAN                common  571748102       216   2,065
MCN ENERGY GROUP                common  55267J100       218  10,200
MINNESOTA MINING                common  604059105     7,838  95,010
NAT'L CITY                      common  635405103    18,430 1,084,128
NEWELL RUBBERMAID               common  651229106     9,617  373,490
OGDEN                           common  676346109     8,409  934,325
OMNOVA SOLUTIONS                common  682129101     5,671  907,425
PACTIV                          common  695257105    17,168 2,180,054
PENNEY (J.C.)                   common  708160106    22,314 1,210,275
PHILIP MORRIS                   common  718154107     3,436   129,360
PHILLIPS PETROLEUM              common  718507106     7,617   150,270
PPG INDUSTRIES                  common  693506107     3,352    75,650
SARA LEE                        common  803111103    22,585  1.169,475
TECO ENERGY                     common  872375100    15,798   787,440
TENNECO AUTOMOTIVE              common  880349105     1,198   228,230
UNITED DOMINION RLTY            common  910197102     2,241   203,762
USX-MARATHON GROUP              common  902905827    21,315   850,465
USX-U.S.STEEL GROUP             common  90337T101    14,923   803,923
V.F. CORP                       common  918204108     2,349    98,650
WESTVACO                        common  961548104    14,164   570,830
WEYERHAEUSER                    common  962166104       908    21,125

          Column Total                              459,045







































                                                                   (SEC USE
ONLY)


     Investment Discretion
                                Shared a Shared            Voting Authority
(Shared)
              Sole              Defined   Other   Managers   Sole  Shared  None

               X                                    N/A       X
               X                                    N/A       X
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               X                                    N/A       X

